Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2019	2020
Unearned revenue	48,183	59,612
Accrued off-hire	6,968	5,886
Accrued purchases	9,759	9,867
Accrued interest	36,746	33,600
Other accruals	34,586	34,092
Total	136,242	143,057